Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureImpairmentLineItems [Line Items]
Impairment of assets	$ 3,190	$ (7,339)	$ (2,848)
Producing Properties Relating To Oil And Gas Activities Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment of assets	(224)	15	35
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Thermoelectric Power Plants [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount	91
Recoverable amount	12
Impairment of assets	$ (79)
Business segment	G&E
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Investment In Breitener [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount	$ 107
Recoverable amount	44
Impairment of assets	$ (67)
Business segment	G&E
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Oil And Gas Production And Drilling Equipment In Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount	$ 47
Impairment of assets	$ (46)
Business segment	E&P
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Refineries And Associated Logistics Assets [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount	$ 255
Recoverable amount	218
Impairment of assets	$ (37)
Business segment	RT&M
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Others [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount			592
Recoverable amount			468
Impairment of assets	$ 5	10	$ (521)
Business segment			Several
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Producing Properties Relating To Oil And Gas Activities [Member]
DisclosureImpairmentLineItems [Line Items]
Recoverable amount		279
Impairment of assets		$ 67
Business segment		E&P
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Cartola And Ataulfo Alves Vessels [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount		$ 80
Recoverable amount		19
Impairment of assets		$ (62)
Business segment		RT&M
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Producing Properties Pampo And Enchova Fields [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount			$ 328
Recoverable amount			808
Impairment of assets			$ 494
Business segment			E&P
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Producing Properties Pampo And Frade Field [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount			$ 19
Recoverable amount			105
Impairment of assets			$ 84
Business segment			E&P
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | Producing Properties Pampo And Maromba Field [Member]
DisclosureImpairmentLineItems [Line Items]
Recoverable amount			$ 68
Impairment of assets			$ 67
Business segment			E&P
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | P O And G B V [Member]
DisclosureImpairmentLineItems [Line Items]
Carrying amount			$ 444
Recoverable amount			354
Impairment of assets			$ (89)
Business segment			E&P